UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05415
Morgan Stanley Global Infrastructure Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (99.5%)
	Australia (4.0%)
	Airports
639,110	Australian Infrastructure Fund (Stapled Securities) (a)(b)	$1,179,865
1,364,079	MAP Group (Stapled Securities) (a)	3,849,867

		5,029,732

	Diversified
753,200	DUET Group (Stapled Securities) (a)(b)	1,266,727

	Oil & Gas Storage & Transportation
517,000	APA Group (Stapled Securities) (a)	2,023,806

	Toll Roads
1,131,800	Transurban Group (Stapled Securities) (a)(b)	5,436,876

	Transmission & Distribution
1,152,040	Spark Infrastructure Group	1,230,419

	Total Australia	14,987,560

	Brazil (0.5%)
	Water
38,500	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	1,752,135

	Canada (15.3%)
	Oil & Gas Storage & Transportation
393,719	Enbridge, Inc.	20,621,554
807,783	TransCanada Corp.	29,967,030

		50,588,584

	Ports
49,930	Westshore Terminals Income Fund (Units) (a)	1,005,006

	Transmission & Distribution
176,720	Fortis, Inc.	5,485,894

	Total Canada	57,079,484

	China (5.0%)
	Oil & Gas Storage & Transportation
850,000	Beijing Enterprises Holdings Ltd. (c)	6,047,288
1,640,000	China Gas Holdings Ltd. (c)	881,419
1,035,000	ENN Energy Holdings Ltd. (c)	2,974,732

		9,903,439

	Ports
1,278,469	China Merchants Holdings International Co., Ltd. (c)	4,646,672

	Toll Roads
3,963,322	Jiangsu Expressway Co., Ltd. (H Shares) (c)	4,152,910

	Total China	18,703,021

	France (7.6%)
	Airports
25,636	Aeroports de Paris (ADP)	2,091,308

	Communications
116,039	Eutelsat Communications	4,429,332
534,415	SES SA	12,847,845

		17,277,177

	Toll Roads
1,073,593	Groupe Eurotunnel SA	9,128,336

	Total France	28,496,821

	Germany (0.7%)
	Airports
44,232	Fraport AG Frankfurt Airport Services Worldwide	2,689,955

	Hong Kong (3.3%)
	Oil & Gas Storage & Transportation
4,894,900	Hong Kong & China Gas Co., Ltd.	12,390,475

	Italy (5.4%)
	Oil & Gas Storage & Transportation
1,094,691	Snam Rete Gas SpA	5,544,043

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Toll Roads
486,976	Atlantia SpA	$10,090,840

	Transmission & Distribution
1,054,400	Terna Rete Elettrica Nazionale SpA	4,481,135

	Total Italy	20,116,018

	Japan (0.4%)
	Airports
89,200	Japan Airport Terminal Co., Ltd.	1,474,557

	Mexico (1.0%)
	Airports
52,200	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	1,797,768
41,600	Grupo Aeroportuario del Sureste SAB de CV (ADR)	1,975,168

	Total Mexico	3,772,936

	Netherlands (0.4%)
	Oil & Gas Storage & Transportation
31,400	Koninklijke Vopak N.V.	1,498,642

	New Zealand (0.4%)
	Airports
1,095,134	Auckland International Airport Ltd.	1,647,181

	Spain (10.0%)
	Diversified
1,006,316	Ferrovial SA	9,409,605

	Oil & Gas Storage & Transportation
207,666	Enagas	4,208,298

	Toll Roads
937,794	Abertis Infraestructuras SA	17,476,424

	Transmission & Distribution
130,710	Red Electrica Corp. SA	6,146,688

	Total Spain	37,241,015

	Switzerland (0.5%)
	Airports
4,602	Flughafen Zuerich AG	1,671,922

	United Kingdom (10.4%)
	Transmission & Distribution
3,037,000	National Grid PLC	25,762,355

	Water
273,100	Northumbrian Water Group PLC	1,426,891
321,500	Pennon Group PLC	2,936,823
185,300	Severn Trent PLC	3,816,147
529,100	United Utilities Group PLC	4,762,548

		12,942,409

	Total United Kingdom	38,704,764

	United States (34.6%)
	Communications
439,030	American Tower Corp. (Class A) (d)	22,504,678
342,240	Crown Castle International Corp. (d)	15,109,896
170,230	SBA Communications Corp. (Class A) (d)	6,860,269

		44,474,843

	Diversified
795,430	Centerpoint Energy, Inc.	12,504,160

	Oil & Gas Storage & Transportation
68,580	AGL Resources, Inc.	2,630,729
83,700	Atmos Energy Corp.	2,448,225
91,981	Kinder Morgan Management LLC (d)	5,541,795
25,020	New Jersey Resources Corp.	981,284
280,734	NiSource, Inc.	4,884,771
114,850	Oneok, Inc.	5,172,844
129,811	Southern Union Co.	3,123,253
32,690	Southwest Gas Corp.	1,098,057

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued

NUMBER OF
SHARES			VALUE

745,683	Spectra Energy Corp.		$16,815,152

			42,696,110

	Transmission & Distribution
240,680	Consolidated Edison, Inc.		11,605,590
58,120	ITC Holdings Corp.		3,617,970
177,960	Northeast Utilities		5,262,277
47,730	NorthWestern Corp.		1,360,305
104,090	NSTAR		4,095,941

			25,942,083

	Water
62,340	American Water Works Co., Inc.		1,450,652
111,140	Aqua America, Inc.		2,267,256

			3,717,908

	Total United States		129,335,104

	Total Common Stocks (Cost $341,258,001)		371,561,590

NUMBER OF
RIGHTS
	Rights (0.0%)
	Australia
329,154	Spark Infrastructure Group (Cost $0) (d)		33,405

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (0.5%)
	Investment Company
1,979	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $1,979,089)		1,979,089

	Total Investments (Cost $343,237,090) (f)(g)	100.0%	373,574,084
	Other Assets in Excess of Liabilities	0.0	92,420

	Net Assets	100.0%	$373,666,504

ADR	American Depositary Receipt.

(a)	Consists of one or more class of securities traded together as a unit; stocks with attached warrants.

(b)	Comprised of securities in separate entities that are traded as a single stapled security.

(c)	Security trades on the Hong Kong exchange.

(d)	Non-income producing security.

(e)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(f)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(g)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2010 (unaudited) continued
Forward Foreign Currency Contract Open at September 30, 2010:

	CONTRACTS		IN EXCHANGE	DELIVERY	UNREALIZED
COUNTERPARTY	TO DELIVER		FOR	DATE	APPRECIATION

JPMorgan Chase	$318,127	AUD	329,154	10/05/2010	$16

Currency Abbreviations:

AUD	Australian Dollar.

Morgan Stanley Global Infrastructure Fund
Portfolio of Investments ▪ September 30, 2010 (unaudited)

			PERCENT OF
			TOTAL
INDUSTRY	VALUE		INVESTMENTS

Oil & Gas Storage & Transportation	$128,853,397		34.3%
Transmission & Distribution	69,048,574		18.5
Communications	61,752,020		16.5
Toll Roads	46,285,387		12.4
Diversified	23,180,492		6.2
Water	18,412,452		5.0
Airports	18,377,591		5.0
Ports	5,651,677		1.6
Investment Company	1,979,089		0.5
Other	33,405		0.0

	$373,574,084	^	100.0%

^	Does not include open forward foreign currency contract with total unrealized appreciation of $16.

Morgan Stanley Global Infrastructure Fund
Notes to Portfolio of Investments ▪ September 30, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Common Stocks
Airports	$18,377,591	$18,377,591	—	—
Communications	61,752,020	61,752,020	—	—
Diversified	23,180,492	23,180,492	—	—
Oil & Gas Storage & Transportation	128,853,397	128,853,397	—	—
Ports	5,651,677	5,651,677	—	—
Toll Roads	46,285,387	46,285,387	—	—
Transmission & Distribution	69,048,574	69,048,574	—	—
Water	18,412,452	18,412,452	—	—

Total Common Stocks	371,561,590	371,561,590	—	—

Rights	33,405	—	$33,405	—
Investment Company	1,979,089	1,979,089	—	—
Forward Foreign Currency Contract	16	—	16	—

Total	$373,574,100	$373,540,679	$33,421	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2010, securities with a total value of $81,019,199 transferred from Level 2 to Level 1. At December 31, 2009, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Global Infrastructure Fund
/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
November 16, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2010